Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Energy MLP Fund	HEFAX	HEFCX	HEFYX
Highland Premier Growth Equity Fund	HPEAX	HPECX	HPEYX
Highland Small-Cap Equity Fund	HSZAX	HSZCX	HSZYX
Highland Fixed Income Fund	HFBAX	HFBCX	HFBYX
Highland Tax-Exempt Fund	HTXAX	HTXCX	HTXYX
Highland Global Allocation Fund	HCOAX	HCOCX	HCOYX
Highland Total Return Fund	HTAAX	HTACX	HTAYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Prospectus for the Funds, dated February 1, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus should be read in conjunction with the Prospectus.

The following is added to the “Fees and Expenses of the Fund” section for each Fund in the Prospectus:

Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Highland Energy MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Energy MLP Fund	HEFAX	HEFCX	HEFYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Prospectus for the Funds, dated February 1, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus should be read in conjunction with the Prospectus.

The following is added to the “Fees and Expenses of the Fund” section for each Fund in the Prospectus:

Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Highland Premier Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Premier Growth Equity Fund	HPEAX	HPECX	HPEYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Prospectus for the Funds, dated February 1, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus should be read in conjunction with the Prospectus.

The following is added to the “Fees and Expenses of the Fund” section for each Fund in the Prospectus:

Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Highland Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Small-Cap Equity Fund	HSZAX	HSZCX	HSZYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Prospectus for the Funds, dated February 1, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus should be read in conjunction with the Prospectus.

The following is added to the “Fees and Expenses of the Fund” section for each Fund in the Prospectus:

Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Highland Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Fixed Income Fund	HFBAX	HFBCX	HFBYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Prospectus for the Funds, dated February 1, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus should be read in conjunction with the Prospectus.

The following is added to the “Fees and Expenses of the Fund” section for each Fund in the Prospectus:

Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Highland Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Tax-Exempt Fund	HTXAX	HTXCX	HTXYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Prospectus for the Funds, dated February 1, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus should be read in conjunction with the Prospectus.

The following is added to the “Fees and Expenses of the Fund” section for each Fund in the Prospectus:

Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Highland Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Global Allocation Fund	HCOAX	HCOCX	HCOYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Prospectus for the Funds, dated February 1, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus should be read in conjunction with the Prospectus.

The following is added to the “Fees and Expenses of the Fund” section for each Fund in the Prospectus:

Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Highland Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfii_SupplementTextBlock

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Total Return Fund	HTAAX	HTACX	HTAYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Prospectus for the Funds, dated February 1, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus should be read in conjunction with the Prospectus.

The following is added to the “Fees and Expenses of the Fund” section for each Fund in the Prospectus:

Investors investing in the Fund through an intermediary should consult the Appendix to the Fund’s Prospectus, which includes information regarding financial intermediary-specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.